Retirement Plan (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Plan [Abstract]
401(K) employer contribution	$ 21,605	$ 46,916	$ 152,154	$ 217,536	$ 258,383	$ 16,979	$ 15,253